Income Taxes - Schedule of Effective Income Taxes Rate (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income tax expense (benefit) at the applicable federal rate (34%)					$ (1,217)	$ (823)
Permanent differences					95
Return to provision					4
Change in valuation allowance					332	823
BVI NOL elimination					787
Foreign rate differential					(1)
Income tax expense (benefit)
Federal income tax rate					34.00%	34.00%